Income Taxes - Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance beginning balance	$ 46,732	$ 30,275	$ 15,468
Increase of valuation allowance	28,240	16,457	14,807
Valuation allowance ending balance	$ 74,972	$ 46,732	$ 30,275